Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

March 30, 2016

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo High Yield Bond Fund (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectus supplement dated March 22, 2016 (SEC Accession No. 0001081400-16-001287). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

Additionally, this filing replaces an incomplete 497(e) filing dated March 30, 2016 (SEC Accession No. 0001081400-16-001296) that was done to submit exhibits containing interactive data for the March 22, 2016 filing.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

  /s/ Maureen Towle
Maureen Towle
Senior Counsel

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